Significant Accounting Policies - Effects of Inflation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, threshold for recognition	100.00%
Mexico
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	15.70%	13.90%	11.20%
Guatemala
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	12.60%	11.70%	10.90%
Costa Rica
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	11.40%	5.80%	4.50%
Panama
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	4.70%	0.90%	(1.50%)
Colombia
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	19.50%	11.40%	8.80%
Nicaragua
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	19.60%	17.10%	13.50%
Argentina
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	194.00%	216.10%	209.20%
Brazil
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	16.40%	20.00%	13.10%
Euro Zone
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	14.60%	5.80%	2.40%
Chile
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	20.90%	13.70%	8.80%
Peru
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	15.40%	10.60%	6.20%
Ecuador
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	5.80%	22.80%	(0.70%)
United States
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	13.80%	11.00%	3.70%
Uruguay
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	16.90%	28.50%	28.50%